Capitalized Internal Use Software (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Summary of Capitalized Internal Use Software and Accumulated Amortization
Capitalized internal use software and accumulated amortization were as follows:

	December 31,
	2021	2020
Gross carrying amount	$6,611	$5,555
Accumulated amortization	(1,534)	—

Capitalized internal-use software, net	$5,077	$5,555